INCOME TAXES - Schedule of Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Statutory income tax rate	26.00%	26.00%	26.00%
International operations subject to different tax rates	(7.00%)	(35.00%)	(14.00%)
Non-controlling interests in income of flow-through entities	(10.00%)	8.00%	(4.00%)
Change in tax rates applicable to temporary differences in other jurisdictions	2.00%	(8.00%)	(3.00%)
Other	1.00%	(3.00%)	0.00%
Effective income tax rate	12.00%	(12.00%)	5.00%